10. INCOME TAXES (Details 2) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets
Foreign tax credits	$ 4,245	$ 8,639
Corporate interest restriction	7,176
Unrealized foreign exchange losses	4,488
Deferred revenue	20,729	1,879
Loss carry forwards	22,316	52,911
Employee benefits	8,374	10,430
Other	1,794	13
Total deferred tax assets	69,122	73,872
Deferred tax liabilities
Capital assets	(215,248)	(244,569)
Intangible assets	(240,595)	(241,731)
Finance charges	(9,380)	(876)
Unrealized foreign exchange gains		(27,193)
Total deferred tax liabilities	(465,223)	(514,369)
Deferred tax liabilities, net	$ (396,101)	$ (440,497)